Credit Risk - Group Level Credit Risk Management, Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) cIIThreshold	Dec. 31, 2022 GBP (£)
Disclosure of credit risk exposure [line items]
Minimum ECL to recognise judgemental adjustments	£ 1
ECL	£ 994
Climate change, period covered for ECL calculations	5 years
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 30	£ 95
Minimum | Stage 3
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	42
Maximum | Stage 3
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	209
JAs | Long-term indeterminate arrears | No delay in repossession
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	12
JAs | 12+ months in arrears | No delay in repossession
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	6
JAs | Model underestimation | Corrected model underestimation
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	13
JAs | Model underestimation | Model uplift estimation
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	65
JAs | Corporate single large exposure | One average losses
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	12
JAs | Corporate single large exposure | Three average losses
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	35
Affordability and cost of living JAs
Disclosure of credit risk exposure [line items]
ECL	100
Affordability and cost of living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Mortgages moved from stage 1 to stage 2	2,900
ECL	13
Affordability and cost of living JAs | Secured affordability | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 21
CII threshold | cIIThreshold	30
Affordability and cost of living JAs | Secured affordability | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 8
CII threshold | cIIThreshold	50
Affordability and cost of living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
ECL	£ 38
Affordability and cost of living JAs | Unsecured affordability | Different sensitivities to PD uplifts | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	31
Affordability and cost of living JAs | Unsecured affordability | Different sensitivities to PD uplifts | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	47
Affordability and cost of living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
ECL	24
Affordability and cost of living JAs | Corporate lending to segments affected by supply chain pressures | Different sensitivities to PD uplifts | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	16
Affordability and cost of living JAs | Corporate lending to segments affected by supply chain pressures | Different sensitivities to PD uplifts | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	58
Affordability and cost of living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	6
Affordability and cost of living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Mortgages moved from stage 1 to stage 2	6,800
ECL	19
Affordability and cost of living JAs | Mortgage refinancing risk | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 9
Probability weighted interest rate	0.05
Affordability and cost of living JAs | Mortgage refinancing risk | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 22
Probability weighted interest rate	0.06